Accounts receivable, net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Balance at beginning of the year	$ 7,604,000	$ 7,709,000	$ 31,000
Additions	1,137,000	19,000	7,680,000
Exchange difference	588,000	(124,000)	(2,000)
Balance at end of the year	$ 9,329,000	$ 7,604,000	$ 7,709,000